Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024
Statement of comprehensive income [abstract]
Profit after taxes	€ 937	€ 811
Foreign currency translations:
Pretax activity, net	(567)	44
Tax effect	0	0
Foreign currency translation, net of tax	(567)	44
Cash flow hedges:
Pretax activity, net	(103)	35
Tax effect	28	(8)
Cash flow hedges, net of tax	(75)	27
Other reserves:
Pretax activity, net	(1)	(6)
Tax effect	0	2
Other reserves, net of tax	(1)	(4)
Items that may be subsequently reclassified to the income statement	(643)	67
Pension plan remeasurements:
Pretax activity, net	(12)	23
Tax effect	3	(6)
Pension plan adjustments, net of tax	(9)	17
Changes in the fair value of equity investments at FVOCI
Pretax activity, net	1	0
Tax effect	0	0
Changes in the fair value of equity investments at FVOCI, net of tax	1	0
Items that will not be subsequently reclassified to the income statement:	(8)	17
Other comprehensive income/(loss) for the period, net of tax	(651)	84
Total comprehensive income	286	895
Comprehensive income attributable to shareholders	305	882
Comprehensive income/(loss) attributable to non-controlling interests	€ (19)	€ 13